Combined Statements of Changes in Parent Company Equity (USD $) In Thousands, unless otherwise specified	Total	Parent Company Investment	Accumulated Other Comprehensive Income (Loss)
Balance at beginning of the period at Dec. 31, 2010	$ 147,351	$ 147,882	$ (531)
Changes in Parent Company Equity (Deficit)
Net income (loss)	(8,530)	(8,530)
Other comprehensive income	183		183
Net cash distributions to Parent	(52,427)	(52,427)
Equity-based compensation	24,371	24,371
Equity-based contributions to joint venture and Parent's advisory board	1,227	1,227
Balance at end of the period at Dec. 31, 2011	112,175	112,523	(348)
Changes in Parent Company Equity (Deficit)
Net income (loss)	35,222	35,222
Other comprehensive income	511		511
Net cash distributions to Parent	67,284	67,284
Equity-based compensation	41,224	41,224
Equity-based contributions to joint venture and Parent's advisory board	3,692	3,692
Balance at end of the period at Dec. 31, 2012	260,108	259,945	163
Changes in Parent Company Equity (Deficit)
Other comprehensive income	356		356
Net cash distributions to Parent	(70,283)	(70,283)
Equity-based contributions to joint venture and Parent's advisory board	1,675	1,675
Balance at end of the period at Sep. 30, 2013	262,963	262,444	519
Balance at beginning of the period at Dec. 31, 2012	260,108	259,945	163
Changes in Parent Company Equity (Deficit)
Net income (loss)	70,225	70,225
Other comprehensive income	763		763
Net cash distributions to Parent	(73,503)	(73,503)
Equity-based compensation	48,539	48,539
Equity-based contributions to joint venture and Parent's advisory board	2,481	2,481
Other non-cash contributions	757	757
Balance at end of the period at Dec. 31, 2013	309,370	308,444	926
Changes in Parent Company Equity (Deficit)
Other comprehensive income	1		1
Net cash distributions to Parent	(80,983)	(80,983)
Equity-based compensation	13,834	13,834
Equity-based contributions to joint venture and Parent's advisory board	1,223	1,223
Balance at end of the period at Apr. 21, 2014	80,852		927
Changes in Parent Company Equity (Deficit)
Other comprehensive income	(1,443)		(406)
Equity-based contributions to joint venture and Parent's advisory board	5,815
Balance at end of the period at Sep. 30, 2014	$ 174,688		$ 521